SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of aging of the Group's contractual amounts of the outstanding loans subject to guarantee (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Guarantees [Abstract]
Current contractual amounts of outstanding loans subject to guarantee	¥ 9,436,706	¥ 2,776,650
Contractual amounts of outstanding loans subject to guarantee	¥ 9,436,706	¥ 2,776,650